INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As at June 30, 2022 and December 31, 2021, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2022	2021
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	16.38%	17.50%
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Capesize Chartering Ltd ("CCL")	—%	25.00%

Following the termination of the pool agreement, in February 2022 our 25% share in CCL was sold for $17.5 thousands.

(in thousands of $)	SwissMarine	Other	Totals
Balance at December 31, 2021	39,722	1,621	41,343
Dividend received from associated companies	(6,552)	(945)	(7,497)
Loss on disposal of equity method investments	(891)	—	(891)
Share of income	19,974	8,037	28,011
Other	—	(462)	(462)
Balance at June 30, 2022	52,253	8,251	60,504